Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Liabilities (restatement) [Abstract]
Other payables and accrued liabilities

Note 13 – Other payables and accrued liabilities (restatement)

Other payables and accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020
Other payables and accrued liabilities
Rental deposits	$220,416	$215,268
Salary payables	157,970	127,610
Others	44,053	110,540
Receipt in advance	153,399	77,702
Payable under acquisition	16,710,032	-
Advance for operational purpose	286,820	-
Lending with no interests	1,220,176	-
Deposits for purchase of vehicles	476,258	-
Total other payables and accrued liabilities	$19,269,124	$531,120

Others primarily involve the rental expenses incurred.